LEASE COMMITMENTS - Supplemental Cash Flow and Other Information Relating to Operating Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Commitments [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 36.6
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 22.9